CAPITAL INCOME BUILDER

SEMI-ANNUAL REPORT
For the six months ended April 30, 1997

Capital Income Builder's goal is to provide a growing dividend - with higher income distributions every quarter as far as possible - together with a current yield which exceeds that paid by U.S. stocks generally.

[Logo:  Capital Income Builder(r)]

[The American Funds Group(r)]

Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the total returns and average annual compound returns with all distributions reinvested for periods ended March 31, 1997 (the most recent calendar quarter), assuming payment of the 5.75% maximum sales charge at the beginning of the stated periods - Since inception on July 30, 1987: +193.99%, or +11.80% a year; 5 years: +78.61%, or +12.30% a year; 12 months: +10.37%. Sales charges are lower for accounts of $50,000 or more. The fund's 30-day yield as of May 31, 1997, calculated in accordance with the Securities and Exchange Commission formula, was 3.80%.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.

[Logo:  Capital Income Builder (r)]



FELLOW INVESTORS:

In June 1997, Capital Income Builder's dividend was increased by 0.5 cents to 47 cents a share. CIB has continued to achieve what it set out to do when the fund began in July 1987: to provide current income above that paid by stocks generally and to build growing income which will outpace inflation over the long term.

If, like most of our shareholders, you reinvested the fund's capital gain distribution of 73 cents a share paid in December 1996, the June dividend represents an increase of 5.1% over the dividend paid a year ago. Your June dividend is 76.4% higher than the first full-quarter payment of 28 cents in December 1987, also with capital gains reinvested. The dividend increases alone
- not counting the increased value of the stocks and other investments in CIB's portfolio - far outpaced the 38.9% increase in the Consumer Price Index during the period October 31, 1987 through April 30, 1997. The benefit of reinvesting and our steady quarterly progress are shown below.

CIB'S QUARTERLY DIVIDENDS COMPARED WITH INFLATION

Dividends as Declared and as Adjusted for Reinvested Capital Gains (cents per share)

[bar chart]

(Index: December 1987 = 100)

                                          Additional income earned
                                          on initial shares if the
                                          capital gain distributions        Inflation=
                                          paid in December 1991, 1992,      Consumer Price
                                          1993, 1994, 1995 and 1996         Index (through
Fiscal Quarters          Dividend         were reinvested                   March 1997)
4 Aug-Oct 1987           22*              -                                 -
1 Nov-Jan 1988           28               -                                 100
2 Feb-Apr 1988           28.5             -                                 101
3 May-Jul 1988           29               -                                 102.3
4 Aug-Oct 1988           29.5             -                                 103.8
1 Nov-Jan 1989           30               -                                 104.4
2 Feb-Apr 1989           30.5             -                                 106
3 May-Jul 1989           31               -                                 107.5
4 Aug-Oct 1989           31.5             -                                 108.3
1 Nov-Jan 1990           32.5             -                                 109.3
2 Feb-Apr 1990           33               -                                 111.5
3 May-Jul 1990           33.5             -                                 112.6
4 Aug-Oct 1990           34               -                                 115
1 Nov-Jan 1991           34.5             -                                 115.9
2 Feb-Apr 1991           35               -                                 117
3 May-Jul 1991           35.5             -                                 117.9
4 Aug-Oct 1991           36               -                                 118.9
1 Nov-Jan 1992           36.5             -                                 119.5
2 Feb-Apr 1992           37               .3                                120.7
3 May-Jul 1992           37.5             .3                                121.5
4 Aug-Oct 1992           38               .3                                122.4
1 Nov-Jan 1993           38.5             .3                                123
2 Feb-Apr 1993           39               .5                                124.4
3 May-Jul 1993           39.5             .5                                125.1
4 Aug-Oct 1993           40               .5                                125.7
1 Nov-Jan 1994           40.5             .5                                126.3
2 Feb-Apr 1994           41               .6                                127.6
3 May-Jul 1994           41.5             .6                                128.2
4 Aug-Oct 1994           42               .6                                129.5
1 Nov-Jan 1995           42.5             .6                                129.7
2 Feb-Apr 1995           43               .8                                131.2
3 May-Jul 1995           43.5             .8                                132.1
4 Aug-Oct 1995           44               .8                                132.8
1 Nov-Jan 1996           44.5             .8                                133
2 Feb-Apr 1996           45               1.4                               134.9
3 May-Jul 1996           45.5             1.5                               135.8
4 Aug-Oct 1996           46               1.5                               136.7
1 Nov-Jan 1997           46.5             1.5                               137.4
2 Feb-Apr 1997           46.5             2.4                               138.6
3 May-Jul 1997           47               2.4

* After less than a full quarter of operations




Fiscal Quarters:
1  Nov-Jan
2  Feb-Apr
3  May-Jul
4  Aug-Oct


CIB'S ABOVE-AVERAGE DIVIDEND RATE

Capital Income Builder has continued to provide an above-average dividend rate. At the end of April 1997, the annual dividend rate of the unmanaged Standard & Poor's 500 Stock Composite Index was 1.9%, while CIB's dividend rate was 4.4% of net asset value.

CIB's regular dividend increases are maintained by the dividend growth of the common stocks in the fund's portfolio. Of 85 stocks owned for the full 12 months through the end of April, 70 dividends were increased, 14 were unchanged and only one was lowered. The median increase among the 70 stocks was 10.0%.

[BAR CHART]
CIB'S RESULTS COMPARED WITH GENERAL EQUITY MUTUAL FUNDS
For the period 7/31/87 to 4/30/97

General Equity Funds     +188.11%*
CIB                      +225.84%

*Average for 485 general equity mutual funds

Total return as calculated by Lipper Analytical Services

Results do not reflect the effects of sales charges.
[END CHART]


INVESTING FOR THE LONG TERM

The success of the fund's long-term investment strategy is best illustrated by its lifetime results. As shown in the chart at the right, since July 31, 1987, CIB's total return (change in value with all dividends and distributions reinvested) was 225.8% through April 30, 1997, compared with 188.1% for the average of 485 general equity funds, according to Lipper Analytical Services.

As we have previously explained, CIB often lags the broader market averages in strong up markets. During the six months ended April 30, the market focus was on large, lower yielding U.S. companies, many of which were not appropriate for CIB because they did not meet the fund's criteria of providing above-average and growing income. For the six months, CIB had a total return of 9.4%, compared with 14.7% for the S&P 500.


RESILIENCE IN DOWN MARKETS

CIB has continued to show resilience in down markets. In the recent period from February 18 to April 11, for example, when the S&P 500 declined 9.6%, CIB's net asset value was down only 5.1%.


CIB'S LARGEST HOLDINGS

Bank stocks continue to be the fund's largest industry concentration, representing 19.1% of net assets at April 30. We remain positive on CIB's bank holdings, which had an average yield of 3.4% at April 30 and estimated dividend growth averaging 10.4% a year. Telecommunications investments are CIB's second-largest concentration (9.7% of net assets). This remains an attractive sector as privatizations continue and leading companies forge strategic global partnerships. Our telecommunications holdings provided an average yield of 3.9% and increased their dividends by an average of 14.3% over the past 12 months.


GROWTH IN NET ASSETS

We are encouraged that interest in our long-term investing approach continues to grow. At April 30, fund assets stood at nearly $6.3 billion, up about 16% from $5.4 billion on October 31, 1996, and the number of shareholder accounts increased to 260,300 from 238,500. We thank you, our shareholders, for your continued support.

[/S/ Jon B. Lovelace]
Jon B. Lovelace
Chairman of the Board

[/s/ Paul G. Haaga, Jr.]
Paul G. Haaga, Jr.
President

June 13, 1997


CAPITAL INCOME BUILDER                                                                      Unaudited
Investment Portfolio April 30, 1997

Equity-Type
Securities                                                         Shares or      Market      Percent
                                                                   Principal        Value      of Net
Energy                                                                Amount   (Millions)      Assets
----------------------------------------------                 -------------  -----------  ----------
Energy Sources - 2.35%
Amoco Corp.                                                          730,000       61.046        .97%
Atlantic Richfield Co.                                               150,000       20.419          .33
CalEnergy Capital Trust II, 6.25% convertible preferred
 shares /1/                                                          130,000        7.150          .11
Chevron Corp.                                                        800,000       54.800          .87
Phillips Petroleum Co.                                               650,000       25.594          .41
Royal Dutch Petroleum Co. (New York Registered
 Shares)                                                             220,000       39.655          .63
----------------------------------------------                 -------------  -----------  ----------
Utilities: Electric & Gas - 5.53%
Australian Gas Light Co.                                             372,662        2.136          .03
Brooklyn Union Gas Co.                                               200,000        5.475          .09
Central and South West Corp.                                       1,650,000       33.206          .53
DTE Energy Co.                                                       450,000       12.037          .19
GPU, Inc.                                                            850,000       27.412          .44
Hongkong Electric Holdings Ltd.                                   10,231,500       36.192          .58
Long Island Lighting Co.                                           2,125,000       48.609          .78
National Grid Group PLC                                           10,323,000       37.464          .60
National Power PLC                                                 4,205,000       36.428          .58
PECO Energy Co.                                                      350,000        6.913          .11
PowerGen PLC                                                       1,600,000       16.446          .26
Southern Electric PLC                                             11,779,015       83.724         1.34
                                                               -------------  -----------  ----------
                                                                                  554.706         8.85
                                                                              -----------  ----------

Materials
----------------------------------------------                 -------------  -----------  ----------
Chemicals - 0.17%
E.I. du Pont de Nemours and Co.                                      100,000       10.612          .17
----------------------------------------------                 -------------  -----------  ----------

Forest Products & Paper - 0.93%
James River Corp. of Virginia, DECS convertible
 preferred shares                                                    375,000       10.406          .16
Potlatch Corp.                                                       485,500       19.906          .32
Rayonier Inc.                                                         90,600        3.658          .06
Union Camp Corp.                                                     500,000       24.313          .39
                                                               -------------  -----------  ----------


Metals:  Nonferrous - 0.38%
Aluminum Co. of America                                              190,000       13.276          .21
USX Corp., DECS convertible preferred shares                         500,000       10.375          .17
----------------------------------------------                 -------------  -----------  ----------
                                                                                   92.546         1.48
                                                                              -----------  ----------


Consumer Goods
----------------------------------------------                 -------------  -----------  ----------
Automobiles - 1.08%
Ford Motor Co., Class A                                            1,950,000       67.762         1.08
----------------------------------------------                 -------------  -----------  ----------
Beverages & Tobacco - 2.60%
Philip Morris Companies Inc.                                       2,715,000      106.903         1.71
RJR Nabisco Holdings Corp.                                           700,000       20.825          .33
UST Inc.                                                           1,350,000       35.269          .56
----------------------------------------------                 -------------  -----------  ----------
Health & Personal Care - 3.74%
American Home Products Corp.                                       2,690,000      178.213         2.84
Bristol-Myers Squibb Co.                                             400,000       26.200          .42
Schering-Plough Corp.                                                130,000       10.400          .17
Warner-Lambert Co.                                                   200,000       19.600          .31
                                                                              -----------  ----------
                                                                                  465.172         7.42
                                                                              -----------  ----------
Services
----------------------------------------------                 -------------  -----------  ----------
Broadcasting & Publishing - 0.54%
Golden Books Family Entertainment, Inc., 8.75% convertible
 TOPrS /1/                                                           100,000        4.750          .08
Reader's Digest Assn., Inc., Class A                                 300,000        6.900          .11
Time Warner Inc., 10.25% preferred, Series M                           4,136        4.426          .07
Western Australia Newspapers                                       4,165,000       17.187          .28

----------------------------------------------                 -------------  -----------  ----------
Business & Public Services - 5.20%
American Water Works Co., Inc.                                     1,661,200       35.301          .56
Autopistas del Mare Nostrum, SA Concesionaria del Estado           1,380,000       19.934          .32
Consumers Water Co.                                                  229,000        3.693          .06
Hutchison Delta Finance Ltd., 7.00% convertible
 debentures 2002 /1/                                              11,000,000       12.012          .19
Hyder PLC                                                          4,300,000       59.943          .96
Thames Water PLC                                                   6,350,000       69.858         1.12
United Utilities PLC                                              11,294,309      124.435         1.99
----------------------------------------------                 -------------  -----------  ----------

Leisure & Tourism - 0.37%
Host Marriott Financial Trust, 6.75% QUIPS convertible
 preferred 2026                                                      400,000       22.800          .37


----------------------------------------------                 -------------  -----------  ----------

Merchandising - 0.60%
J.C. Penney Co., Inc.                                                789,500       37.699          .60
----------------------------------------------                 -------------  -----------  ----------


Telecommunications - 9.67%
Ameritech Corp.                                                    1,376,300       84.126         1.34
Hong Kong Telecommunications Ltd.                                  5,950,887       10.218
Hong Kong Telecommunications Ltd. (American
 Depositary Receipts)                                              2,323,004       39.781          .80
Koninklijke PTT Nederland NV                                       1,259,700       44.751          .72
Portugal Telecom, SA                                               2,286,000       84.250         1.34
SBC Communications Inc. (Formerly Pacific Telesis Group)             914,312       50.744          .81
Telecom Corp. of New Zealand Ltd.                                 15,784,160       70.721
Telecom Corp. of New Zealand Ltd. /1/                              8,380,000       37.546         1.73
Telecom Corp. of New Zealand Ltd. (American
 Depositary Receipts)                                                 25,000        0.900
Telecom Italia SpA                                                31,400,000       67.952         1.08
Telefonica de Espana, SA                                           3,580,000       91.785         1.46
U S WEST Communications Group                                        704,707       24.753          .39
----------------------------------------------                 -------------  -----------  ----------

                                                                                1,026.465        16.38
                                                                              -----------  ----------
Finance
----------------------------------------------                 -------------  -----------  ----------
Banking - 19.11%
AmSouth Bancorporation                                               800,000       42.200          .67
Banc One Corp.                                                     2,300,000       97.462         1.55
Bank of Nova Scotia                                                1,843,000       70.047         1.12
Barclays PLC                                                       3,500,000       65.244         1.04
Central Fidelity Banks, Inc.                                       2,062,500       57.234          .91
Chase Manhattan Corp.                                                400,000       37.050          .59
Comerica Inc.                                                        600,000       35.100          .56
CoreStates Financial Corp                                          1,800,000       91.125         1.46
First Chicago NBD Corp.                                            1,210,000       68.062         1.09
First Hawaiian Bank                                                  400,000       12.300          .20
First Security Corp. (Utah)                                        1,637,500       58.336          .93
First Union Corp.                                                    967,500       81.270         1.30
HSBC Holdings PLC                                                    999,800       25.298          .40
Huntington Bancshares Inc.                                         1,674,750       47.940          .77
KeyCorp                                                            1,035,000       53.949          .86
Keystone Financial, Inc.                                             827,550       21.103          .34
J.P Morgan & Co. Inc.                                                180,000       18.337          .29
National Australia Bank Ltd.                                       2,480,654       33.953          .54
National City Corp.                                                  800,000       39.000          .62
Old Kent Financial Corp.                                             551,250       27.976          .45
PNC Bank Corp.                                                       800,000       32.900          .52
Royal Bank of Canada                                               1,715,000       68.622         1.09
Wachovia Corp.                                                       600,000       35.100          .56
Westpac Banking Corp.                                              6,950,000       37.454          .60
Wilmington Trust Corp.                                               950,000       40.850          .65
----------------------------------------------                 -------------  -----------  ----------

Financial Services - 0.46%
Beneficial Corp.                                                     340,000       21.760          .35
Manhattan Card Co. Ltd.                                           23,200,000        7.188          .11
----------------------------------------------                 -------------  -----------  ----------

Insurance - 2.63%
American General Corp.                                               160,000        6.980          .11
HIH Winterthur International Holdings Ltd.                         9,641,441       22.483          .36
Lincoln National Corp.                                             1,230,000       68.880         1.10
Ohio Casualty Corp.                                                  717,500       27.893          .44
Prudential Corp. PLC                                               3,557,546       34.689          .55
SAFECO Corp.                                                         100,000        4.000          .07
----------------------------------------------                 -------------  -----------  ----------
Real Estate - 4.68%
Bradley Real Estate, Inc.                                          1,045,000       19.986          .32
CarrAmerica Realty Corp.                                           1,844,800       51.424          .82
Pacific Retail Trust /1/ /3/                                       1,909,090       21.000          .34
Security Capital Atlantic, Inc.                                      400,000        8.600
Security Capital Atlantic, Inc. /1/ /3/                            1,391,303       29.913          .62
Security Capital Industrial Trust                                  1,091,855       21.974          .35
Security Capital Pacific Trust                                     3,094,360       70.397         1.12
Security Capital Realty Inc. /1/ /2/ /3/                              24,900       30.316
Security Capital Realty Inc. 12.00%                                                                .83
 convertible debentures 2014 /1/ /3/                              18,862,000       21.955
Washington Real Estate Investment Trust                              145,500        2.583          .04
Weingarten Realty Investors                                          300,000       12.788          .20
Western Investment Real Estate Trust                                 196,200        2.477          .04
                                                                              -----------  ----------
                                                                                1,685.198        26.88
                                                                              -----------  ----------
Multi-Industry & Miscellaneous
----------------------------------------------                 -------------  -----------  ----------
Multi-Industry - 1.44%
B A T Industries PLC                                               7,125,597       60.283          .96
Hutchison Whampoa Ltd.                                             1,960,000       14.549          .23
Lend Lease Corp. Ltd.                                                683,559       13.083          .21
Thermo Instrument Systems Inc., 4.50% convertible
 debentures 2003 /1/                                               3,000,000        2.895          .04
----------------------------------------------                 -------------  -----------  ----------
Miscellaneous - 2.32%
Equity-type securities in initial period of
 acquisition                                                       1,608,800      145.250         2.32
                                                                              -----------  ----------
                                                                                  236.060         3.76
                                                                              -----------  ----------
TOTAL EQUITY-TYPE SECURITIES (cost:
 $2,858.459 million)                                                            4,060.147        64.77
                                                                              -----------  ----------


                                                                   Principal
Bonds and Notes                                                       Amount
----------------------------------------------                 -------------  -----------  ----------
Corporate
----------------------------------------------                 -------------  -----------  ----------
Airplanes Pass Through Trust, pass-through certificates,
 Class C, 8.15% 2019 /4/                                           5,000,000        5.119          .08
Allegiance Corp. 7.80% 2016                                        3,000,000        2.964          .05
AnnTaylor, Inc. 8.75% 2000                                         4,802,000        4.706          .08
Boyd Gaming Corp. 9.25% 2003                                       1,250,000        1.206          .02
California Energy Co., Inc. 10.25% 2004                            4,300,000        4.579          .07
Camden Property Trust 7.00% 2006                                   5,000,000        4.803          .08
Columbia Gas System, Inc., Series G, 7.62% 2025                    3,000,000        2.859
Columbia Gas System, Inc., Series C, 6.80% 2005                    2,000,000        1.931          .08
Consumers International 10.25% 2005 /1/                            5,000,000        5.188          .08
Container Corp. of America 9.75% 2003                              4,985,000        5.135          .08
Continental Airlines, Inc., pass-through certificates,
 Series 1997-1, Class C-1, 7.42% 2008 /1/ /4/                      3,000,000        2.994          .05
Delta Air Lines, Inc., 1991 Equipment
 Certificates Trust, Series K, 10.00% 2014 /1/                     2,000,000        2.289          .04
Falcon Drilling Company, Inc., Series B, 9.75% 2001                2,750,000        2.805
Falcon Drilling Company, Inc., Series B, 8.875% 2003               4,000,000        3.960          .11
FIRSTPLUS Home Loan Owner Trust 1997-1, Class A-6,
 6.95% 2015 /4/                                                    4,000,000        3.924          .06
Fort Howard Corp. 9.00% 2006                                       1,500,000        1.523
Fort Howard Corp. 8.25% 2002                                       3,000,000        2.955          .07
Freeport-McMoRan Copper & Gold Inc. 7.50% 2006                     2,000,000        1.959
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                     2,000,000        1.954          .06
Jet Equipment Trust, Series 1995-B, Class C, 9.71%
 2015 /1/                                                          5,000,000        5.548          .09
Lloyds Trustee Savings Banking Group 8.50% 2006              pounds3,000,000        4.938          .08
Long Island Lighting Co. 8.90% 2019                               10,000,000       10.360
Long Island Lighting Co. 7.30% 1999                               23,000,000       23.142          .54
McDermott Inc. 9.375% 2002                                         6,000,000        6.075
J. Ray McDermott, SA 9.375% 2006                                   8,000,000        7.920          .23
Midland Cogeneration Venture LP, Secured Lease
 Obligation Bonds, Series C-91, 10.33% 2002                        3,417,906        3.657          .06
Millennium America Inc. 7.00% 2006                                15,575,000       14.900          .24
News America Holdings Inc. 9.25% 2013                              2,000,000        2.170
News America Holdings Inc. 9.125% 1999                             3,000,000        3.158          .12
News America Holdings Inc. 8.625% 2003                             2,000,000        2.115
Northwest Airlines, Inc. 8.70% 2007                                5,000,000        4.954          .08
Occidental Petroleum Corp. 8.50% 2004                              8,000,000        8.222          .13
Parker & Parsley Petroleum Co. 8.25% 2007                          5,000,000        5.171          .08
The Price REIT, Inc. 7.50% 2006                                    4,000,000        3.979          .06
Riggs National Corp. 8.50% 2006                                    2,600,000        2.626          .04
Rite Aid Corp. 7.125% 2007                                         5,000,000        4.926          .08
Rykoff-Sexton, Inc. 8.875% 2003                                    4,500,000        4.275          .07
Security Capital Industrial Trust 7.81% 2015                       2,000,000        1.984          .03
Security Capital Pacific Trust 7.25% 2004                          5,000,000        4.963          .08
Shopping Center Associates 6.75% 2004 /1/                          3,000,000        2.902          .05
Tenet Healthcare Corp. 8.625% 2007                                 1,000,000        0.995          .01
Time Warner Inc. 10.15% 2012                                       5,000,000        5.933
Time Warner Inc. 7.45% 1998                                        4,000,000        4.022          .15
TKR Cable I, Inc. 10.50% 2007                                      7,000,000        7.623          .12
U S WEST Capital Funding, Inc. 7.30% 2007                         10,500,000       10.328          .16
Wellsford Residential Property Trust 7.75% 2005                    2,500,000        2.527          .04
WestPoint Stevens Inc. 8.75% 2001                                  2,000,000        2.030          .03
Woolworth Corp., Series A, 7.00% 2002                              2,000,000        1.964
Woolworth Corp., Series A, 6.98% 2001                             14,500,000       14.315          .26
                                                                              -----------  ----------
                                                                                  240.575         3.84
                                                                              -----------  ----------


Federal Agency Obligations:  Mortgage Pass-Throughs /4/
----------------------------------------------
Federal Home Loan Mortgage Corp. 9.00% 2025                        3,184,819        3.348          .05
Federal National Mortgage Assn. 7.50% 2024                         2,973,207        2.951          .05
                                                                              -----------  ----------
                                                                                    6.299          .10
                                                                              -----------  ----------


Governments and Governmental Authorities
----------------------------------------------                 -------------  -----------  ----------
Australian Government 10.00% October 2002                       A$10,000,000        8.701
Australian Government 7.00% April 2000                           A$5,000,000        3.924          .20
Canadian Government 9.75% December 2001                          C$5,000,000        4.112
Canadian Government 9.00% December 2004                          C$2,500,000        2.061          .20
Canadian Government 7.00% December 2006                          C$9,000,000        6.618
Danish Government 8.00% May 2003                               DKr22,000,000        3.704          .06
German Unity Fund 8.00% 2002                                    DM25,000,000       16.382          .26
International Bank for Reconstruction and Development
 4.75% 2004                                                   Yen450,000,000        4.157
International Bank for Reconstruction and Development
 4.50% 2003                                                   Yen350,000,000        3.144          .12
Irish Government 6.25% October 2004                      IRpounds1,250,000        1.862
Irish Government 8.00% August 2006                       IRpounds8,750,000       14.254          .26
New Zealand Government 8.00% July 1998                         NZ$40,000,000       27.922          .44
Poland (Republic of) Past Due Interest Bond 4.00% October
2014                                                            US$5,000,000        4.075          .07
Spanish Government 8.80% April 2006                           Pta600,000,000        4.658
Spanish Government 8.40% April 2001                           Pta600,000,000        4.475          .14
Swedish Government 10.25% May 2003                             SKR24,000,000        3.606          .06
Treuhandanstalt 7.125% January 2003                             DM27,000,000       17.150          .27
United Kingdom 8.50% December 2005                           pounds2,750,000        4.756          .08
                                                                              -----------  ----------
                                                                                  135.561         2.16
                                                                              -----------  ----------


U.S. Treasury Notes
----------------------------------------------                 -------------  -----------  ----------
5.875% October 1998                                               90,000,000       89.620         1.43
8.875% February 1999                                              14,000,000       14.617          .23
5.875% March 1999                                                 90,000,000       89.396         1.43
5.875% November 1999                                              90,000,000       88.917         1.42
6.125% September 2000                                             30,000,000       29.676          .47
8.00% May 2001                                                    19,500,000       20.505          .33
6.125% December 2001                                              10,900,000       10.711          .17
                                                                              -----------  ----------
                                                                                  343.442         5.48
                                                                              -----------  ----------
TOTAL BONDS AND NOTES (cost: $729.937 million)                                    725.877        11.58
                                                                              -----------  ----------
TOTAL INVESTMENT SECURITIES (cost: $3,588.396
 million)                                                                       4,786.024        76.35
                                                                              -----------  ----------


SHORT-TERM SECURITIES
----------------------------------------------                 -------------  -----------  ----------
Corporate Short-Term Notes
----------------------------------------------                 -------------  -----------  ----------
AIG Funding Inc. 5.48%-5.53% due 5/14-5/29/97                     41,800,000       41.640          .67
American Brands Inc. 5.26%-5.52% due 5/1-5/19/97                  20,000,000       19.970          .32
Ameritech Corp. 5.50%-5.505% due 5/9-6/19/97                      50,000,000       49.755          .79
Avco Financial Services Inc. 5.25%-5.61% due 5/28-7/24/97         28,700,000       28.484          .45
Coca-Cola Co. 5.50%-5.52% due 5/1-6/2/97                          62,900,000       62.705         1.00
John Deere Capital Corp. 5.25%-5.55% due 5/7-6/11/97              39,400,000       39.308          .63
E.I. du Pont de Nemours and Co. 5.38%-5.50% due
 5/9-6/25/97                                                      75,000,000       74.595         1.19
Ford Motor Credit Co. 5.55% due 5/30-6/18/97                      42,400,000       42.124          .67
General Electric Capital Corp. 5.55%-5.56% due
 6/24-6/26/97                                                     44,400,000       44.014          .70
IBM Credit Corp. 5.24%-5.58% due 5/5-7/1/97                       66,100,000       65.831         1.05
International Lease Finance Corp. 5.25%-5.57% due
 5/2-6/13/97                                                      66,000,000       65.893         1.05
Lucent Technologies Inc. 5.51%-5.56% due 5/23-6/20/97             67,200,000       66.833         1.07
Monsanto Co. 5.25%-5.63% due 5/19-6/23/97                         75,700,000       75.194         1.20
J.C. Penney Funding Corp. 5.29%-5.30% due 5/14-5/21/97 /1/        30,200,000       30.115          .48
PepsiCo, Inc. 5.50% due 5/13-5/27/97                              50,000,000       49.869          .80
Pitney Bowes Credit Corp. 5.35%-5.53% due 5/23-6/17/97            36,600,000       36.406          .58
Procter & Gamble Co. 5.30%-5.51% due 6/3-6/9/97                   49,300,000       49.029          .78
Warner-Lambert Co. 5.30%-5.54% due 6/2-6/27/97 /1/                42,995,000       42.727          .68
Weyerhaeuser Co. 5.35%-5.55% due 5/21-6/19/97                     60,000,000       59.719          .95
                                                                              -----------  ----------
                                                                                  944.211        15.06
                                                                              -----------  ----------

Federal Agency Discount Notes
----------------------------------------------                 -------------  -----------  ----------
Federal Home Loan Banks 5.21%-5.42% due 5/8-5/29/97              104,200,000      103.799         1.66
Federal Home Loan Mortgage Corp. 5.185%-5.47% due
 5/9-6/30/97                                                     130,575,000      129.918         2.07
Federal National Mortgage Assn. 5.18%-5.51% due
 5/7-7/24/97                                                     144,300,000      143.382         2.29
                                                                              -----------  ----------
                                                                                  377.099         6.02
                                                                              -----------  ----------

U.S. Treasury Short-Term Notes
----------------------------------------------                 -------------  -----------  ----------
5.625%-6.375% due 6/30/97-1/31/98                                168,000,000      167.942         2.68
                                                                              -----------  ----------



TOTAL SHORT-TERM SECURITIES (cost: $1,488.377
 million)                                                                       1,489.252        23.76
EXCESS OF PAYABLES OVER CASH AND RECEIVABLES                                        6.689          .11
                                                                              -----------  ----------
TOTAL SHORT-TERM SECURITIES, CASH AND
 RECEIVABLES, NET OF PAYABLES                                                   1,482.563        23.65
                                                                              -----------  ----------
NET ASSETS                                                                      6,268.587      100.00%
                                                                              ===========  ==========

/1/Purchased in a private placement transaction;
 resale to the public may require registration or sale only to qualified institutional buyers.

/2/Non-income-producing securities.

/3/Valued under procedures established by the Board of Directors.

/4/Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

See Notes to Financial Statements

Capital Income Builder                                                     Unaudited
Financial Statements

Statement of Assets and Liabilities
at April 30, 1997                                                        (dollars in
                                                                           millions)
Assets:
Investment securities at market (cost:$3,588.396)                         $4,786.024
Short-term securities (cost:$1,488.377)                                    1,489.252
Cash                                                                           2.262
Receivables for-
 Sales of investments                                        $  .080
 Sales of fund's shares                                       11.816
 Forward currency contracts                                    1.373
 Dividends and accrued interest                               29.942          43.211
                                                        ------------    ------------
                                                                           6,320.749
Liabilities:
Payables for-
 Purchases of investments                                      9.894
 Repurchases of fund's shares                                  3.428
 Management services                                           1.467
 Dividends payable                                            34.898
 Accrued expenses                                              2.475          52.162
                                                        ------------    ------------
Net Assets at April 30, 1997 - Equivalent to
 $41.80 per share on 149,971,378 shares of $0.01
 par value capital stock outstanding
 (authorized capital stock - 200,000,000 shares)                          $6,268.587
                                                                        ============

Statement of Operations
for the six months ended April 30, 1997
(dollars in millions)


Investment Income:
Income:
 Dividends                                                   $72.785
 Interest                                                     61.936        $134.721
                                                        ------------
Expenses:
 Management services fee                                       9.297
 Distribution expenses                                         6.906
 Transfer agent fee                                            1.703
 Reports to shareholders                                        .318
 Registration statement and prospectus                          .361
 Postage, stationery and supplies                               .333
 Directors' fees                                                .063
 Auditing and legal fees                                        .047
 Custodian fee                                                  .554
 Taxes other than federal income tax                            .078
 Other expenses                                                 .092          19.752
                                                        ------------    ------------
 Net investment income                                                       114.969
                                                                        ------------
Realized Gain and Unrealized Appreciation on
 Investments:
Net realized gain                                                            203.628
Net increase in unrealized appreciation on investments:                      197.251
                                                                        ------------
 Net realized gain and increase in unrealized
  appreciation on investments                                                400.879
                                                                        ------------
Net Increase in Net Assets Resulting from Operations                        $515.848
                                                                        ============

See Notes to Financial Statements
Statement of Changes in Net Assets                        Six months            Year
 (dollars in millions)                                         ended           ended
                                                            4/30/97*        10/31/96
                                                        ------------    ------------
Operations:
Net investment income                                   $    114.969    $    257.878
Net realized gain on investments                             203.628          87.347
Net increase in unrealized appreciation on investments       197.251         431.666
                                                        ------------    ------------
 Net increase in net assets resulting from
  operations                                                 515.848         776.891
                                                        ------------    ------------
Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income                        (123.464)       (257.053)
Distributions from net realized gain on investments          (99.910)        (62.913)
                                                        ------------    ------------
 Total dividends and distributions                          (223.374)       (319.966)
                                                        ------------    ------------
Capital Share Transactions:
Proceeds from shares sold: 16,001,484 and
 20,891,053 shares, respectively                             663.576         782.282
Proceeds from shares issued in reinvestment of net
 investment income dividends and distributions of
 net realized gain on investments: 4,844,319 and
 6,760,213 shares, respectively                              198.643         251.534
Cost of shares repurchased: 7,344,189 and 16,175,451
 shares, respectively                                       (303.819)       (606.384)
                                                        ------------    ------------
 Net increase in net assets resulting from capital
  share transactions                                         558.400         427.432
                                                        ------------    ------------
Total Increase in Net Assets                                 850.874         884.357

Net Assets:
Beginning of period                                        5,417.713       4,533.356
                                                        ------------    ------------
End of period (including undistributed net investment
 income: $(6.267) and $2.228, respectively)               $6,268.587      $5,417.713
                                                        ============    ============


* Unaudited
See Notes to Financial Statements

CAPITAL INCOME BUILDER

Notes to Financial Statements                       Unaudited

1. Capital Income Builder, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a growing dividend together with a current yield which exceeds that paid by U.S. stocks generally. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     Equity-type securities traded on a national securities exchange (or reported on the NASDAQ national market) and securities traded in the over-the-counter market are stated at the last reported sales price on the day of valuation; other securities, and securities for which no sale was reported on that date, are stated at the last quoted bid price. Bonds and notes are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Securities denominated in non-U.S. currencies are generally valued on the basis of bid quotations. Short-term securities with original or remaining maturities in excess of 60 days, including forward currency contracts, are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value by the Board of Directors or a committee thereof.

     As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. The fund does not amortize premiums on securities purchased. Amortization of market discounts on securities is recognized upon disposition, subject to applicable tax requirements. Dividends to shareholders are declared daily from net investment income. Distributions paid to shareholders are recorded on the ex-dividend date.

     Investment securities and other assets and liabilities, including forward currency contracts, denominated in non-U.S. currencies are recorded in the financial statements after translation into U.S. dollars utilizing rates of exchange on the last business day of the period. Purchases and sales of investment securities, income and expenses are calculated using the prevailing exchange rate as accrued. The effects of changes in foreign currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $554,000 includes $28,000 that was paid by these credits rather than in cash.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of April 30, 1997, net unrealized appreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $1,198,503,000, of which $1,238,822,000 related to appreciated securities and $40,319,000 related to depreciated securities. During the six months ended April 30, 1997, the fund realized, on a tax basis, a net capital gain of $200,512,000 on securities transactions. Net gains related to non-U.S. currency transactions of $3,363,000 were treated as ordinary income for federal income tax purposes. The cost of portfolio securities, excluding forward currency contracts, for book and federal income tax purposes was $5,076,773,000 at April 30, 1997.

3. The fee of $9,297,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.24% of the first $1 billion of average net assets; 0.20% of such assets in excess of $1 billion but not exceeding $2 billion; 0.18% of such assets in excess of $2 billion but not exceeding $3 billion; 0.165% of such assets in excess of $3 billion but not exceeding $5 billion; 0.155% of such assets in excess of $5 billion but not exceeding $8 billion; and 0.15% of such assets in excess of $8 billion; plus 3.0% of the fund's gross investment income. For purposes of the Investment Advisory and Service Agreement, gross investment income means gross income, computed without taking account of gains or losses from sales of capital assets.

     Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended April 30, 1997, distribution expenses under the Plan were $6,906,000. As of April 30, 1997, accrued and unpaid distribution expenses were $2,087,000.

     American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $1,703,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $3,273,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of April 30, 1997 aggregate amounts deferred and earnings thereon were $194,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of April 30, 1997, accumulated undistributed net realized gain on investments was $183,408,000 and additional paid-in capital was $4,891,864,000.

     The fund made purchases and sales of investment securities, excluding short-term securities, of $1,132,166,000 and $755,536,000, respectively, during the six months ended April 30, 1997.

     Dividend and interest income is recorded net of non-U.S. taxes paid. For the six months ended April 30, 1997, such non-U.S. taxes were $2,842,000. Net realized currency losses on dividends, interest, withholding taxes reclaimable, and sales of non-U.S. bonds and notes were $1,820,000 for the six months ended April 30, 1997.

     The fund may enter into forward currency contracts, which represent an agreement to exchange currencies of different countries at a specified future date at a specified rate. The fund enters into these contracts to reduce its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Losses may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments. At April 30, 1997, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:


                              Contract Amount                               U.S. Valuation at 4/30/97
NON-U.S. CURRENCY                                                                             Unrealized
SALE CONTRACTS                Non-U.S.                    U.S.              Amount            Appreciation
British Pounds expiring       5,903,000 pounds            $9,608,184        $9,578,984        $29,200
5/12/97 to 7/10/97
Canadian Dollars              C$8,146,000                 5,900,000         5,863,454         36,546
expiring 7/10/97
Danish Kroner                 DKr24,330,000               3,849,684         3,707,055         142,629
expiring 7/7/97
German Marks expiring         DM42,656,000                25,501,255        24,761,817        739,438
7/7/97 to 7/24/97
Japanese Yen expiring         Yen883,177,000              7,462,227         7,113,538         348,689
8/4/97 to 11/12/97
Swedish Kronor                SKR28,900,000               3,782,227         3,705,488         76,739
expiring 7/28/97

Per-Share Data and Ratios

                                             Six months              Year ended October 31
                                                  ended
                                             4/30/97 /1/          1996       1995         1994      1993      1992
Net Asset Value, Beginning of Period              $39.70       $36.27      $32.68       $34.42    $30.77    $28.67
                                             --------- -  --------- - --------- -  --------- -   -------   -------
 Income From Investment Operations:
  Net investment income                              .80         1.95        1.69         1.73      1.53      1.44
  Net realized and unrealized gain
   (loss) on investments                            2.89         3.92        3.69        (1.62)     3.76      2.33
                                               ---------    ---------   ---------    ---------   -------   -------
   Total income from investment operations          3.69         5.87        5.38          .11      5.29      3.77
                                               ---------    ---------   ---------    ---------   -------   -------
 Less Distributions:
  Dividends from net investment income              (.86)       (1.94)      (1.69)       (1.73)    (1.53)    (1.44)
  Distributions from net realized gains             (.73)        (.50)       (.10)        (.12)     (.11)     (.23)
                                               ---------    ---------   ---------    ---------   -------   -------
   Total distributions                             (1.59)       (2.44)      (1.79)       (1.85)    (1.64)    (1.67)
                                               ---------    ---------   ---------    ---------   -------   -------
Net Asset Value, End of Period                    $41.80       $39.70      $36.27       $32.68    $34.42    $30.77
                                               =========    =========   =========    =========   =======   =======

Total Return /2/                               9.39% /3/      16.76%      16.98%          .47%     17.58%    13.46%


Ratios/Supplemental Data:
 Net assets, end of period (in millions)          $6,269       $5,418      $4,533       $3,629    $2,826    $1,203
 Ratio of expenses to average net assets         .33% /3/         .71%        .72%         .73%      .72%      .81%
 Ratio of net income to average net assets      1.94% /3/        5.19%       4.96%        5.29%     4.69%     4.71%
 Average commissions paid per share /4/            2.41 c       2.20c       2.10c        3.63c     2.90c     2.48c
 Portfolio turnover rate                       16.27% /3/       27.56%      18.06%       36.19%    11.22%    16.57%


/1/Unaudited

/2/Calculated without deducting a sales
 charge. The maximum sales charge is 5.75% of the fund's offering price.

/3/Based on operations for the period shown and, accordingly, not representative of a full year's operations.

/4/Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold and are not separately reflected in the fund's statement of operations.
 Shares traded on a principal basis (without commissions), such as most over-the-counter and fixed-income transactions, are excluded.
 Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S.
 securities.

CAPITAL INCOME BUILDER

BOARD OF DIRECTORS

H. Frederick Christie
Rolling Hills Estates, California
Private investor; former President and Chief Executive Officer, The Mission Group; former President, Southern California Edison Company

Paul G. Haaga, Jr.
Los Angeles, California
President of the fund
Executive Vice President and Director,
Capital Research and Management Company

Mary Myers Kauppila
Boston, Massachusetts
Founder and President,
Energy Investment, Inc.

Jon B. Lovelace
Los Angeles, California
Chairman of the Board of the fund
Vice Chairman of the Board,
Capital Research and Management Company

Gail L. Neale
Burlington, Vermont
President, The Lovejoy Consulting Group, Inc.;
former Executive Vice President of the Salzburg Seminar; former Director of Development and of the Capital Campaign, Hampshire College

Robert J. O'Neill, Ph.D.
Oxford, England
Professor and Fellow, All Souls College, University of Oxford
Donald E. Petersen
Birmingham, Michigan
Retired; former Chairman of the Board and Chief Executive Officer, Ford Motor Company

Frank Stanton
New York, New York
President Emeritus, CBS Inc.

Charles Wolf, Jr., Ph.D.
Santa Monica, California
Dean, The RAND Graduate School;
Senior Economic Adviser,
The RAND Corporation

Officers

Larry P. Clemmensen
Los Angeles, California
Senior Vice President of the fund
Senior Vice President and Director,
Capital Research and Management Company

James B. Lovelace
Los Angeles, California
Executive Vice President of the fund
Vice President,
Capital Research and Management Company

Janet A. McKinley
New York, New York
Senior Vice President of the fund
Senior Vice President,
Capital Research Company

Catherine M. Ward
Los Angeles, California
Senior Vice President of the fund
Senior Vice President and Director,
Capital Research and Management Company

Joyce E. Gordon
Los Angeles, California
Vice President of the fund
Senior Vice President,
Capital Research Company

Darcy B. Kopcho
Geneva, Switzerland
Vice President of the fund
Vice President,
Capital Research Company

Vincent P. Corti
Los Angeles, California
Secretary of the fund
Vice President -
Fund Business Management Group,
Capital Research and Management Company

R. Marcia Gould
Brea, California
Treasurer of the fund
Vice President -
Fund Business Management Group,
Capital Research and Management Company

Diana J. Prohoroff
Brea, California
Assistant Treasurer of the fund
Assistant Vice President -
Fund Business Management Group,
Capital Research and Management Company

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5804

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS

The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL

O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071-2899

PRINCIPAL UNDERWRITER

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180, OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

This report is for the information of shareholders of Capital Income Builder, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 1997, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

[The American Funds Group(r)]

Litho in USA TAG/GRS/3430
Lit. No. CIB-013-0697